Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Reconciliation of income tax expense
Income tax expense

In millions	Year ended December 31,	2024	2023	2022
Canadian statutory federal tax rate		15%	15%	15%
Income tax expense at the Canadian statutory federal tax rate		$878	$973	$1,014
Income tax expense resulting from:
Provincial and foreign income taxes (1)		582	633	657
Tax-deductible goodwill and related impacts (2)		—	(713)	—
Other (3)		(56)	(30)	(26)
Income tax expense		$1,404	$863	$1,645
Net cash payments for income taxes		$1,221	$1,197	$1,288
(1)     Includes the impact of Canadian provincial taxes, U.S. federal and state taxes, and other foreign taxes.
(2)    Relates to the impacts of recognizing the $767 million deferred income tax recovery party offset by a $54 million income tax expense on the foregone tax deductions related to prior taxation years.
(3)    Includes adjustments relating to the filing or resolution of matters pertaining to prior years' income taxes, including net recognized tax benefits, excess tax benefits resulting from the settlement of equity settled awards under the Company's stock-based compensation plans, and other items.

Tax information on a domestic and foreign basis
Tax information on a domestic and foreign basis

In millions	Year ended December 31,	2024	2023	2022
Income before income taxes
Domestic		$4,540	$4,936	$4,835
Foreign		1,312	1,552	1,928
Total income before income taxes		$5,852	$6,488	$6,763
Current income tax expense
Domestic		$860	$896	$956
Foreign		219	255	285
Total current income tax expense		$1,079	$1,151	$1,241
Deferred income tax expense (recovery)
Domestic		$282	$360	$298
Foreign		43	(648)	106
Total deferred income tax expense (recovery)		$325	$(288)	$404

Significant components of deferred income tax assets and liabilities
Net deferred income taxes

In millions	As at December 31,	2024	2023
Deferred income tax assets (liabilities)
Deferred income tax assets (1)		$689	$682
Deferred income tax liabilities		(10,874)	(10,066)
Net deferred income taxes		$(10,185)	$(9,384)

Deferred income tax assets
Tax-deductible goodwill (1)		$689	$682
Net operating losses and tax credit carryforwards (2)		235	130
Lease liabilities		131	126
Unrealized foreign exchange losses		124	—
Pension liability		92	95
Personal Injury & legal claims		61	59
Other postretirement benefits liability		37	38
Compensation reserves		34	37
Other		59	56
Total deferred income tax assets		$1,462	$1,223
Deferred income tax liabilities
Properties		$(10,232)	$(9,560)
Pension asset		(1,189)	(822)
Operating lease right-of-use assets		(121)	(106)
Other		(105)	(119)
Total deferred income tax liabilities		$(11,647)	$(10,607)
Net deferred income taxes		$(10,185)	$(9,384)
Net deferred income taxes by jurisdiction
Domestic		$(6,405)	$(5,950)
Foreign U.S.		(4,469)	(4,116)
Foreign non-U.S. (1)		689	682
Net deferred income taxes		$(10,185)	$(9,384)
(1)As at December 31, 2024, the Company had tax-deductible goodwill of $5.8 billion remaining to be amortized which will expire in 2030.
(2)    As at December 31, 2024, the Company had net interest expense deduction carryforwards of $913 million which are available to offset future U.S. federal and state taxable income over an indefinite period. In addition, the Company had net operating loss carryforwards of $200 million for U.S. state tax purposes which are available to offset future U.S. state taxable income and are expiring between 2025 and 2044.

Reconciliation for unrecognized tax benefits for domestic and foreign tax positions
Unrecognized tax benefits

In millions	Year ended December 31,	2024	2023	2022
Gross unrecognized tax benefits at beginning of year		$46	$52	$64
Increases for:
Tax positions related to the current year		4	4	3
Decrease for:
Tax positions related to prior years		(8)	(8)	(10)
Settlements		(1)	(2)	(5)
Gross unrecognized tax benefits at end of year		41	46	52
Adjustments to reflect tax treaties and other arrangements		(13)	(14)	(14)
Net unrecognized tax benefits at end of year		$28	$32	$38